Details of treasury risks - Credit risk with number of counterparties (Detail)	Dec. 31, 2017
10-100 million [Member] | A- rated and above [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	1
10-100 million [Member] | A rated [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	1
100-500 million [Member] | A- rated and above [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	8
100-500 million [Member] | AA- rated [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	2
100-500 million [Member] | A+ rated [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	2
100-500 million [Member] | A rated [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	3
100-500 million [Member] | A- rated [Member]
Disclosure of details of treasury risks [Line items]
Counterparties	1